Pensions and Other Postretirement Benefits (Rollforward of Fair Value of Investments Classified as Level 3) (Details) - Pension Plan [Member] - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Change in plan assets
Fair value of plan assets at beginning of year	$ 17,533	$ 16,589
Fair value of plan assets at end of year	18,435	17,533
Real estate [Member]
Change in plan assets
Fair value of plan assets at beginning of year	439
Fair value of plan assets at end of year	519	439
Resource and royalties [Member]
Change in plan assets
Fair value of plan assets at beginning of year	1,272
Fair value of plan assets at end of year	1,318	1,272
Private Debt, Specialty Portfolio Strategy [Member]
Change in plan assets
Fair value of plan assets at beginning of year	47
Fair value of plan assets at end of year	45	47
Private Equity Funds, Specialty Portfolio Strategy [Member]
Change in plan assets
Fair value of plan assets at beginning of year	273
Fair value of plan assets at end of year	338	273
Resource and Royalties Investments, Specialty Portfolio Strategy
Change in plan assets
Fair value of plan assets at beginning of year	10
Fair value of plan assets at end of year	$ 10	10
Absolute Return Funds [Member] | Minimum [Member]
Change in plan assets
Investment redemption, notice period	5 days
Absolute Return Funds [Member] | Maximum [Member]
Change in plan assets
Investment redemption, notice period	90 days
Absolute Return, Specialty Portfolio Strategy [Member]
Change in plan assets
Fair value of plan assets at beginning of year	$ 1
Fair value of plan assets at end of year	0	1
Other - Operating assets, at cost [Member]
Change in plan assets
Fair value of plan assets at beginning of year	143
Fair value of plan assets at end of year	164	143
Other - Operating liabilities, at cost [Member]
Change in plan assets
Fair value of plan assets at beginning of year	171
Fair value of plan assets at end of year	71	171
Level 3 [Member]
Change in plan assets
Fair value of plan assets at beginning of year	1,167	1,090
Actual return relating to assets still held at the reporting date	60	91
Purchases	70	4
Sales	(6)
Disbursements	(106)	(18)
Fair value of plan assets at end of year	1,185	1,167
Level 3 [Member] | Real estate [Member]
Change in plan assets
Fair value of plan assets at beginning of year	252	249
Actual return relating to assets still held at the reporting date	7	10
Purchases	1	2
Sales	(6)
Disbursements	(16)	(9)
Fair value of plan assets at end of year	238	252
Level 3 [Member] | Resource and royalties [Member]
Change in plan assets
Fair value of plan assets at beginning of year	915	841
Actual return relating to assets still held at the reporting date	53	81
Purchases	69	2
Sales	0
Disbursements	(90)	(9)
Fair value of plan assets at end of year	$ 947	$ 915